Property, plant and equipment (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, Property, plant and equipment	£ 4,036
Ending balance, Property, plant and equipment	3,555	[1]	£ 4,036
Impairment loss - structural costs	266
Other income	88	[2]	31	£ 99
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, Property, plant and equipment	9,037		8,763
Additions	495		524
Disposals	(350)		(211)
Exchange and other movements	86		(39)
Ending balance, Property, plant and equipment	9,268		9,037	8,763
Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, Property, plant and equipment	(5,001)		(4,548)
Depreciation charge	(675)		(641)
Impairment	276		42
Disposals	262		176
Exchange and other movements	(23)		54
Ending balance, Property, plant and equipment	(5,713)		(5,001)	(4,548)
Property
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, Property, plant and equipment	1,989
Ending balance, Property, plant and equipment	1,876		1,989
Property | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, Property, plant and equipment	4,002		3,938
Additions	274		193
Disposals	(160)		(96)
Exchange and other movements	15		(33)
Ending balance, Property, plant and equipment	4,131		4,002	3,938
Property | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, Property, plant and equipment	(2,013)		(1,901)
Depreciation charge	(249)		(187)
Impairment	106		25
Disposals	136		82
Exchange and other movements	(23)		18
Ending balance, Property, plant and equipment	(2,255)		(2,013)	(1,901)
Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, Property, plant and equipment	670
Ending balance, Property, plant and equipment	624		670
Equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, Property, plant and equipment	3,091		2,986
Additions	189		246
Disposals	(74)		(100)
Exchange and other movements	4		(41)
Ending balance, Property, plant and equipment	3,210		3,091	2,986
Equipment | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, Property, plant and equipment	(2,421)		(2,315)
Depreciation charge	(222)		(223)
Impairment	0		2
Disposals	66		92
Exchange and other movements	(9)		27
Ending balance, Property, plant and equipment	(2,586)		(2,421)	(2,315)
Investment property
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, Property, plant and equipment	10
Ending balance, Property, plant and equipment	7		10
Other income	16		11
Investment property | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, Property, plant and equipment	10		13
Additions	0		0
Disposals	(2)		(1)
Exchange and other movements	(1)		(2)
Ending balance, Property, plant and equipment	7		10	13
Investment property | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, Property, plant and equipment	0		0
Depreciation charge	0		0
Impairment	0		0
Disposals	0		0
Exchange and other movements	0		0
Ending balance, Property, plant and equipment	0		0	0
Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, Property, plant and equipment	1,367
Ending balance, Property, plant and equipment	1,048		1,367
Right-of-use assets | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, Property, plant and equipment	1,934		1,826
Additions	32		85
Disposals	(114)		(14)
Exchange and other movements	68		37
Ending balance, Property, plant and equipment	1,920		1,934	1,826
Right-of-use assets | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, Property, plant and equipment	(567)		(332)
Depreciation charge	(204)		(231)
Impairment	170		15
Disposals	60		2
Exchange and other movements	9		9
Ending balance, Property, plant and equipment	£ (872)		£ (567)	£ (332)

[1]	2021 financial metrics have been restated to reflect the over-issuance of securities under BBPLC's 2019 F-3. See Restatement of financial statements (Note 1a) on page 228 for further details.
[2]	2021 financial metrics have been restated to reflect the over-issuance of securities under BBPLC's 2019 F-3. See Restatement of financial statements (Note 1a) on page 228 for further details.